Discontinued operations - Results of discontinued operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Operating profit/(loss)	€ 1,999	€ 1,661	€ 2,299
Financial income and expenses	85	(153)	(104)
Impairment loss recognized on the remeasurement to fair value less costs to sell	(514)	0	0
Gain on sale before tax	29	0	0
Profit before tax	2,091	1,469	2,169
Income tax expense	(5)	(5)	(3)
(Loss)/ profit from discontinued operations	(427)	30	57
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net sales	1,059	1,120	1,150
Expenses	(989)	(1,090)	(1,105)
Operating profit/(loss)	70	30	45
Financial income and expenses	(7)	5	15
Profit before tax	€ (422)	€ 35	60
Gains on litigation settlements			€ 50